MORGAN STANLEY DEAN WITTER VALUE FUND                     Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2001               New York, New York 10048

DEAR SHAREHOLDER:

Value investors enjoyed improved relative performance during the six-month period ended March 31, 2001, as value-oriented stocks outpaced growth-oriented issues by more than 40 percentage points, measured by the Russell 1000 Value and Growth Indexes.(1)

Following the bursting of the new-economy investment bubble, investors now seem to have adopted a renewed appreciation for traditional value investing. Evidence of this trend is found in the huge disparity in returns between stocks carrying high price/earnings (p/e) ratios and their more attractively valued counterparts. As a group, stocks within the lowest two quintiles of the Standard & Poor's 500 Index(2) (S&P 500), ranked by p/e ratios, gained more than 15 percent during the period under review, while stocks in the top two quintiles declined more than 25 percent. Although shares of high-priced, technology-related companies continued to be the dominant drag on the major stock indexes during the period, the market decline has more recently become wider based.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Value Fund's Class A, B, C and D shares returned 10.16 percent, 9.61 percent, 9.61 percent and 10.20 percent, respectively. During the same period, the broad market, as measured by the S&P 500 Index (S&P 500), returned -18.74 percent, while the Russell 1000 Value Index returned -20.57 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1) The Russell 1000 Value and Growth Indexes are both U.S. equity indexes (market-cap weighted) that classify stocks as either growth or value based on forecasted earnings growth and the price-to-book ratios. Source: The Frank Russell Company. The indexes do not include any expenses, fees or charges. The indexes are unmanaged and should not be considered investments.
(2) The Standard & Poor's 500 Index is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VALUE FUND

LETTER TO THE SHAREHOLDERS March 31, 2001 continued

According to Miller Anderson & Sherrerd LLP (MAS), the Fund's sub-advisor, the Fund's investment return was driven by the sub-advisor's adherence to a well-defined, valuation-based investment philosophy, which generally favors fundamentally solid companies whose shares carry below-average p/e valuations.

MAS believes that stock selection was the most important positive contributor to the Fund's performance relative to the Russell 1000 Value Index. This was particularly true during the first quarter of 2001, during which stock selection was good among such financial stocks as Washington Mutual, First Union and Bank of America. Stock selection was also good among telephone service stocks, including WorldCom and Sprint. The Fund's overweighted positions in telephone-service companies, basic resources and low-p/e technology stocks had favorable impacts on the Fund's total return. Underweightings in energy, financial services and consumer staples also contributed positively to the Fund's relative performance. Health care, an area that served the Fund well in 2000, performed poorly during the first three months of 2001.

The Fund closed calendar year 2000 with only a small allocation among energy stocks. MAS had reduced the portfolio's exposure to this sector based on fundamental concerns tied to seemingly unsustainable moves in the underlying commodity prices. However, the energy sector's p/e valuation has steadily declined to where it now comprises the largest portion (roughly 26 percent) of the Fund's low p/e investable universe. MAS believes that a sharp decline back to historical price levels in both crude and natural gas now seems less likely. In addition, a deteriorating outlook for other economic sectors argues that a larger allocation to energy may be merited.

In mid January, MAS added several new positions that were trading down from their highs -- many of which were carrying single-digit p/e ratios. These names include Chevron, USX-Marathon, Occidental, Amerada Hess and Kerr-McGee. These stocks made strong contributions to relative performance during the first quarter of 2001 while allowing for added diversification among the low p/e names.

LOOKING AHEAD

According to MAS the Fund's low p/e investment discipline has positioned the portfolio with a bias toward stocks sensitive to the economic cycle. The sub-advisor believes that this area may offer an attractive risk/reward situation over the next 12 to 18 months. The sub-advisor's optimism is not predicated on a forecast for a strong rebound in economic activity but is merely a recognition by the sub-advisor that in similar periods, characterized by a stalled economy and an accommodative Federal Reserve, low p/e stocks that are leveraged to the economic cycle have outperformed. Of course, past performance is no guarantee of future results.

MORGAN STANLEY DEAN WITTER VALUE FUND

LETTER TO THE SHAREHOLDERS March 31, 2001 continued

Although manufacturing conditions in the United States are now weak, MAS is encouraged by the fact that, since January, the Fed has aggressively moved to lower interest rates. In MAS's view, other indicators, such as rising consumer confidence, more-manageable automotive inventories and the likelihood of a federal tax cut, seem to reduce the likelihood that the economy will enter a recessionary spiral. As is always the case, MAS recognizes that it may be different this time. The economic outlook does appear unusually complicated. The negative wealth effect spawned by new-economy investment losses, coupled with weakness among our global trading partners, could prove too difficult a task for traditional monetary and fiscal initiatives. However, in the past, falling interest rates and trough economic conditions have set up promising investment opportunities in low p/e stocks. All things considered, the sub-advisor believes that positioning the Fund to take advantage of this opportunity seems justified in light of the existing weight of fundamental evidence and current equity valuations.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER VALUE FUND

FUND PERFORMANCE March 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 3/31/01
--------------------------
1 Year                        18.17%(1) 11.97%(2)
Since Inception (11/25/98)     5.72%(1)  3.32%(2)

               CLASS B SHARES**
-----------------------------------------------
PERIOD ENDED 3/31/01
--------------------------
1 Year                        17.19%(1)       12.19%(2)
Since Inception (11/25/98)     4.89%(1)        3.69%(2)

                CLASS C SHARES+
-----------------------------------------------
PERIOD ENDED 3/31/01
--------------------------
1 Year                        17.19%(1) 16.19%(2)
Since Inception (11/25/98)     4.89%(1)  4.89%(2)

               CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 3/31/01
--------------------------
1 Year                        18.41%(1)
Since Inception (11/25/98)     6.01%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (90.1%)
            Aerospace & Defense (0.4%)
  22,200    Textron, Inc. ...............  $  1,261,848
                                           ------------

            Airlines (1.1%)
  34,700    AMR Corp.*...................     1,218,664
  28,300    Delta Air Lines, Inc. .......     1,117,850
  56,100    Northwest Airlines Corp.
             (Class A)*..................     1,269,262
                                           ------------
                                              3,605,776
                                           ------------
            Apparel/Footwear (1.6%)
  65,400    Liz Claiborne, Inc. .........     3,077,070
  58,800    VF Corp. ....................     2,058,000
                                           ------------
                                              5,135,070
                                           ------------
            Auto Parts: O.E.M. (2.0%)
  61,400    Delphi Automotive Systems
             Corp. ......................       870,038
  84,700    Eaton Corp. .................     5,801,950
                                           ------------
                                              6,671,988
                                           ------------
            Building Products (0.3%)
  46,600    Masco Corp. .................     1,124,924
                                           ------------

            Cable/Satellite TV (1.3%)
  99,600    Comcast Corp. (Class A
             Special)*...................     4,176,975
   4,091    General Motors Corp. (Class
             H)..........................        79,775
                                           ------------
                                              4,256,750
                                           ------------
            Chemicals: Agricultural (0.4%)
 118,400    IMC Global Inc. .............     1,456,320
                                           ------------
            Chemicals: Major Diversified (2.6%)
  56,000    Dow Chemical Co. (The).......     1,767,920
  94,900    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     3,862,430
  92,100    Rohm & Haas Co. .............     2,837,601
                                           ------------
                                              8,467,951
                                           ------------
            Chemicals: Specialty (4.0%)
  77,300    Air Products & Chemicals,
             Inc. .......................     2,968,320
 250,300    Engelhard Corp. .............     6,472,758
  81,300    Praxair, Inc. ...............     3,630,045
                                           ------------
                                             13,071,123
                                           ------------
            Computer Peripherals (1.8%)
  93,400    Lexmark International, Inc.
             *...........................     4,251,568
 152,000    Quantum Corp. - DLT & Storage
             Systems*....................     1,763,200
                                           ------------
                                              6,014,768
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Contract Drilling (0.4%)
  41,100    Santa Fe International
             Corp. ......................  $  1,335,750
                                           ------------

            Electric Utilities (1.1%)
  50,000    Cinergy Corp. ...............     1,677,500
  44,200    Duke Energy Corp. ...........     1,889,108
                                           ------------
                                              3,566,608
                                           ------------
            Electrical Products (0.5%)
  47,100    Cooper Industries, Inc. .....     1,575,495
                                           ------------

            Electronic Distributors
             (0.3%)
  53,000    Avnet, Inc. .................     1,086,500
                                           ------------

            Electronic Production Equipment (1.2%)
  64,900    Applied Materials, Inc.*.....     2,823,150
  93,278    Axcelis Technologies,
             Inc.*.......................     1,078,527
                                           ------------
                                              3,901,677
                                           ------------
            Electronics/Appliances (1.2%)
  25,700    Maytag Corp. ................       828,825
  59,800    Whirlpool Corp. .............     2,989,402
                                           ------------
                                              3,818,227
                                           ------------
            Finance/Rental/Leasing (2.7%)
  33,700    Fannie Mae...................     2,682,520
  51,200    Freddie Mac..................     3,319,296
  45,400    Household International,
             Inc. .......................     2,689,496
                                           ------------
                                              8,691,312
                                           ------------
            Financial Conglomerates (2.0%)
  41,600    Hancock (John) Financial
             Services....................     1,599,520
 112,050    J.P. Morgan Chase & Co. .....     5,031,045
                                           ------------
                                              6,630,565
                                           ------------
            Food Retail (0.4%)
  45,200    Albertson's, Inc. ...........     1,438,264
                                           ------------

            Industrial Conglomerates
             (2.3%)
  75,200    Tyco International Ltd.
             (Bermuda)...................     3,250,896
  56,000    United Technologies Corp. ...     4,104,800
                                           ------------
                                              7,355,696
                                           ------------
            Industrial Machinery (4.4%)
  55,900    Illinois Tool Works Inc. ....     3,177,356
 114,400    Ingersoll-Rand Co. ..........     4,542,824
 164,800    Parker-Hannifin Corp. .......     6,545,856
                                           ------------
                                             14,266,036
                                           ------------
            Industrial Specialties (0.5%)
  37,600    PPG Industries, Inc. ........     1,732,984
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Integrated Oil (5.1%)
  35,000    Amerada Hess Corp. ..........  $  2,734,200
  47,600    Chevron Corp. ...............     4,179,280
 104,400    Conoco, Inc. (Class B).......     2,949,300
  32,200    Exxon Mobil Corp. ...........     2,608,200
  62,100    Texaco, Inc. ................     4,123,440
                                           ------------
                                             16,594,420
                                           ------------
            Investment Banks/Brokers (0.9%)
  47,500    Lehman Brothers Holdings,
             Inc. .......................     2,978,250
                                           ------------

            Life/Health Insurance (2.0%)
 128,600    American General Corp. ......     4,918,950
  54,200    UnumProvident Corp. .........     1,583,724
                                           ------------
                                              6,502,674
                                           ------------
            Major Banks (7.2%)
 155,300    Bank of America Corp. .......     8,502,675
 162,600    First Union Corp.*...........     5,365,800
 130,378    FleetBoston Financial
             Corp. ......................     4,921,770
  40,900    PNC Financial Services Group,
             Inc. .......................     2,770,975
  38,900    Wells Fargo & Co. ...........     1,924,383
                                           ------------
                                             23,485,603
                                           ------------
            Major Telecommunications (8.8%)
 116,200    AT&T Corp. ..................     2,475,060
  67,100    BellSouth Corp. .............     2,745,732
 125,500    SBC Communications, Inc. ....     5,601,065
 172,000    Sprint Corp. (FON Group).....     3,782,280
  75,968    Verizon Communications
             Inc. .......................     3,745,222
 562,000    WorldCom, Inc.*..............    10,502,375
                                           ------------
                                             28,851,734
                                           ------------
            Managed Health Care (3.4%)
  26,500    CIGNA Corp. .................     2,845,040
 401,800    Health Net Inc.*.............     8,281,098
                                           ------------
                                             11,126,138
                                           ------------
            Medical Specialties (0.6%)
  44,300    Bausch & Lomb, Inc. .........     2,022,738
                                           ------------
            Miscellaneous Commercial Services (0.5%)
  34,600    Sabre Holdings Corp.*........     1,597,482
                                           ------------
            Miscellaneous Manufacturing
             (1.5%)
 116,000    Dover Corp. .................     4,157,440
  15,600    Honeywell International,
             Inc. .......................       636,480
                                           ------------
                                              4,793,920
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Motor Vehicles (0.5%)
  50,601    Ford Motor Co. ..............  $  1,422,900
   4,457    General Motors Corp. ........       231,095
                                           ------------
                                              1,653,995
                                           ------------
            Multi-Line Insurance (1.1%)
  60,000    Hartford Financial Services
             Group, Inc. (The)...........     3,540,000
                                           ------------

            Oil & Gas Pipelines (1.0%)
  49,295    El Paso Energy Corp. ........     3,218,964
                                           ------------

            Oil & Gas Production (3.4%)
  52,700    Anardarko Petroleum Corp. ...     3,308,506
  54,900    Apache Corp. ................     3,162,789
  44,500    Kerr-McGee Corp. ............     2,888,050
  64,900    Occidental Petroleum
             Corp. ......................     1,606,275
                                           ------------
                                             10,965,620
                                           ------------
            Oil Refining/Marketing (0.4%)
  53,400    USX-Marathon Group...........     1,439,130
                                           ------------

            Other Consumer Specialties
             (1.3%)
 119,900    Fortune Brands, Inc. ........     4,124,560
                                           ------------

            Packaged Software (1.9%)
 226,100    Computer Associates
             International, Inc. ........     6,149,920
                                           ------------

            Property - Casualty Insurers (1.7%)
  74,600    Allstate Corp. (The).........     3,128,724
  82,200    Erie Indemnity Co. (Class
             A)..........................     2,352,564
                                           ------------
                                              5,481,288
                                           ------------
            Pulp & Paper (0.4%)
  48,900    Georgia-Pacific Corp. .......     1,437,660
                                           ------------

            Regional Banks (1.6%)
  81,200    City National Corp. .........     3,118,892
  83,800    U.S. Bancorp.................     1,944,160
                                           ------------
                                              5,063,052
                                           ------------
            Restaurants (1.0%)
  84,800    Tricon Global Restaurants,
             Inc.*.......................     3,238,512
                                           ------------

            Savings Banks (3.2%)
 191,100    Washington Mutual, Inc. .....    10,462,725
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Semiconductors (1.9%)
 106,500    Micron Technology, Inc.*.....  $  4,422,945
  70,100    National Semiconductor
             Corp.*......................     1,875,175
                                           ------------
                                              6,298,120
                                           ------------
            Services to the Health Industry (3.5%)
 880,900    Healthsouth Corp.*...........    11,354,801
                                           ------------
            Specialty Insurance (0.4%)
  20,200    MGIC Investment Corp. .......     1,382,084
                                           ------------

            Specialty Stores (0.7%)
  92,700    Toys 'R' Us, Inc.*...........     2,326,770
                                           ------------
            Telecommunication Equipment (0.9%)
 204,700    Motorola, Inc. ..............     2,919,022
                                           ------------

            Tobacco (0.4%)
  27,000    Philip Morris Companies,
             Inc. .......................     1,281,150
                                           ------------

            Trucks/Construction/Farm
             Machinery (2.3%)
  95,300    Cummins Engine Co., Inc. ....     3,577,562
 156,700    Navistar International
             Corp.*......................     3,572,760
                                           ------------
                                              7,150,322
                                           ------------
            TOTAL COMMON STOCKS
            (Cost $282,619,337)..........   293,906,286
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (9.4%)
            REPURCHASE AGREEMENT
$ 30,579    Joint repurchase agreement
             account 5.30% due 04/02/01
             (dated 03/30/01; proceeds
             $30,592,509) (a) (Cost
             $30,579,000)................  $ 30,579,000
                                           ------------

                                            324,485,286
TOTAL INVESTMENTS
(Cost $313,198,337) (b).........    99.5%

                                              1,625,326
OTHER ASSETS IN
EXCESS OF LIABILITIES.............    0.5
                                     ----  ------------

                                           $326,110,612
NET ASSETS......................   100.0%
                                     ====  ============

---------------------
 *   Non-income producing security.
(a)  Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,077,418 and the aggregate gross unrealized depreciation is $10,790,469, resulting in net unrealized appreciation of $11,286,949.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $313,198,337)........................................  $324,485,286
Receivable for:
    Investments sold........................................     7,665,983
    Shares of beneficial interest sold......................     5,568,819
    Dividends...............................................       238,545
Prepaid expenses and other assets...........................       100,947
                                                              ------------
    TOTAL ASSETS............................................   338,059,580
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    11,105,796
    Shares of beneficial interest repurchased...............       278,972
    Investment management fee...............................       254,152
    Plan of distribution fee................................       236,017
Accrued expenses and other payables.........................        74,031
                                                              ------------
    TOTAL LIABILITIES.......................................    11,948,968
                                                              ------------
    NET ASSETS..............................................  $326,110,612
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $314,015,224
Net unrealized appreciation.................................    11,286,949
Net investment loss.........................................       (72,644)
Accumulated undistributed net realized gain.................       881,083
                                                              ------------
    NET ASSETS..............................................  $326,110,612
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $14,270,070
Shares Outstanding (unlimited authorized, $.01 par value)...     1,254,240
    NET ASSET VALUE PER SHARE...............................        $11.38
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $12.01
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $283,726,333
Shares Outstanding (unlimited authorized, $.01 par value)...    25,371,669
    NET ASSET VALUE PER SHARE...............................        $11.18
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $16,686,842
Shares Outstanding (unlimited authorized, $.01 par value)...     1,492,010
    NET ASSET VALUE PER SHARE...............................        $11.18
                                                              ============
CLASS D SHARES:
Net Assets..................................................   $11,427,367
Shares Outstanding (unlimited authorized, $.01 par value)...       997,748
    NET ASSET VALUE PER SHARE...............................        $11.45
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF OPERATIONS
For the six months ended March 31, 2001 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends...................................................  $ 1,544,155
Interest....................................................      533,518
                                                              -----------

    TOTAL INCOME............................................    2,077,673
                                                              -----------

EXPENSES
Investment management fee...................................      999,698
Plan of distribution fee (Class A shares)...................       10,914
Plan of distribution fee (Class B shares)...................      857,280
Plan of distribution fee (Class C shares)...................       50,751
Transfer agent fees and expenses............................       92,558
Registration fees...........................................       67,110
Professional fees...........................................       30,340
Shareholder reports and notices.............................       22,295
Custodian fees..............................................       12,153
Trustees' fees and expenses.................................        5,897
Other.......................................................        1,321
                                                              -----------

    TOTAL EXPENSES..........................................    2,150,317
                                                              -----------

    NET INVESTMENT LOSS.....................................      (72,644)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    7,531,907
Net change in unrealized appreciation.......................    4,111,573
                                                              -----------

    NET GAIN................................................   11,643,480
                                                              -----------

NET INCREASE................................................  $11,570,836
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE YEAR
                                                      MARCH 31,          ENDED
                                                         2001       SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss................................  $   (72,644)      $   (238,862)
Net realized gain (loss)...........................    7,531,907         (5,190,847)
Net change in unrealized appreciation..............    4,111,573         17,155,502
                                                     ------------      ------------

    NET INCREASE...................................   11,570,836         11,725,793

Net increase (decrease) from transactions in shares
 of beneficial interest............................  180,826,753        (12,160,582)
                                                     ------------      ------------

    NET INCREASE (DECREASE)........................  192,397,589           (434,789)
NET ASSETS:
Beginning of period................................  133,713,023        134,147,812
                                                     ------------      ------------

    END OF PERIOD
    (Including a net investment loss of
    $72,644 and $0, respectively)..................  $326,110,612      $133,713,023
                                                     ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

comparable in coupon rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,850,798 at March 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

months ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $194,298, and $1,840, respectively and received $59,074 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $241,243,966 and $87,124,806, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Fund had a net capital loss carryover of approximately $424,000 which will be available through September 30, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,603,000 during fiscal 2000.

As of September 30, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   MARCH 31, 2001                 SEPTEMBER 30, 2000
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   ------------
CLASS A
Sold........................................................   1,049,286   $ 11,934,908           502,221   $  4,797,957
Redeemed....................................................    (504,944)    (5,858,088)         (413,883)    (3,901,356)
                                                              ----------   ------------       -----------   ------------
Net increase - Class A......................................     544,342      6,076,820            88,338        896,601
                                                              ----------   ------------       -----------   ------------
CLASS B
Sold........................................................  19,359,992    216,812,385         8,504,467     81,787,506
Redeemed....................................................  (5,353,383)   (58,626,576)      (10,339,011)   (98,190,461)
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) - Class B...........................  14,006,609    158,185,809        (1,834,544)   (16,402,955)
                                                              ----------   ------------       -----------   ------------
CLASS C
Sold........................................................   1,139,324     12,802,308           307,144      2,861,940
Redeemed....................................................    (269,998)    (3,015,605)         (361,153)    (3,367,143)
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) - Class C...........................     869,326      9,786,703           (54,009)      (505,203)
                                                              ----------   ------------       -----------   ------------
CLASS D
Sold........................................................     702,993      8,013,888           975,765      9,196,171
Redeemed....................................................    (105,274)    (1,236,467)         (582,799)    (5,345,196)
                                                              ----------   ------------       -----------   ------------
Net increase - Class D......................................     597,719      6,777,421           392,966      3,850,975
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) in Fund.............................  16,017,996   $180,826,753        (1,407,249)  $(12,160,582)
                                                              ==========   ============       ===========   ============

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR      NOVEMBER 25, 1998*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $10.33             $ 9.30               $10.00
                                                                  ------             ------               ------

Income (loss) from investment operations:
 Net investment income......................................        0.04               0.05                 0.05
 Net realized and unrealized gain (loss)....................        1.01               0.98                (0.74)
                                                                  ------             ------               ------

Total income (loss) from investment operations..............        1.05               1.03                (0.69)
                                                                  ------             ------               ------

Less dividends in excess of net investment income...........         --                 --                 (0.01)
                                                                  ------             ------               ------

Net asset value, end of period..............................      $11.38             $10.33               $ 9.30
                                                                  ======             ======               ======

TOTAL RETURN+...............................................       10.16%(1)          11.08%               (6.88)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................        1.44%(2)           1.58%                1.59 %(2)

Net investment income.......................................        0.64%(2)           0.51%                0.54 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $14,270             $7,335               $5,779

Portfolio turnover rate.....................................          46%(1)            158%                  52 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR      NOVEMBER 25, 1998*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.20             $ 9.25               $10.00
                                                                   ------             ------               ------

Income (loss) from investment operations:
 Net investment loss........................................        (0.01)             (0.02)               (0.02)
 Net realized and unrealized gain (loss)....................         0.99               0.97                (0.72)
                                                                   ------             ------               ------

Total income (loss) from investment operations..............         0.98               0.95                (0.74)
                                                                   ------             ------               ------

Less dividends in excess of net investment income...........          --                 --                 (0.01)
                                                                   ------             ------               ------

Net asset value, end of period..............................       $11.18             $10.20               $ 9.25
                                                                   ======             ======               ======

TOTAL RETURN+...............................................         9.61 %(1)         10.27 %              (7.45)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         2.23 %(2)          2.34 %               2.34 %(2)

Net investment loss.........................................        (0.15)%(2)         (0.25)%              (0.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $283,726           $115,873             $122,040

Portfolio turnover rate.....................................           46 %(1)           158 %                 52 %(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR      NOVEMBER 25, 1998*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $10.20             $ 9.26               $10.00
                                                                  ------             ------               ------

Income (loss) from investment operations:
 Net investment loss........................................       (0.01)             (0.02)               (0.01)
 Net realized and unrealized gain (loss)....................        0.99               0.96                (0.72)
                                                                  ------             ------               ------

Total income (loss) from investment operations..............        0.98               0.94                (0.73)
                                                                  ------             ------               ------

Less dividends in excess of net investment income...........         --                 --                 (0.01)
                                                                  ------             ------               ------

Net asset value, end of period..............................      $11.18             $10.20               $ 9.26
                                                                  ======             ======               ======

TOTAL RETURN+...............................................        9.61 %(1)         10.15 %              (7.35)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................        2.23 %(2)          2.34 %               2.21 %(2)

Net investment loss.........................................       (0.15)%(2)         (0.25)%              (0.08)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $16,687             $6,349               $6,263

Portfolio turnover rate.....................................          46 %(1)           158 %                 52 %(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR      NOVEMBER 25, 1998*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $10.39             $ 9.32               $10.00
                                                                  ------             ------               ------

Income (loss) from investment operations:
 Net investment income......................................        0.05               0.07                 0.06
 Net realized and unrealized gain (loss)....................        1.01               1.00                (0.72)
                                                                  ------             ------               ------

Total income (loss) from investment operations..............        1.06               1.07                (0.66)
                                                                  ------             ------               ------

Less dividends in excess of net investment income...........         --                 --                 (0.02)
                                                                  ------             ------               ------

Net asset value, end of period..............................      $11.45             $10.39               $ 9.32
                                                                  ======             ======               ======

TOTAL RETURN+...............................................       10.20%(1)          11.48%               (6.65)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................        1.23%(2)           1.34%                1.34 %(2)

Net investment income.......................................        0.85%(2)           0.75%                0.79 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $11,427             $4,156                  $66

Portfolio turnover rate.....................................          46%(1)            158%                  52 %(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
Value Fund

Semiannual Report
March 31, 2001